FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract, classified (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Current assets	R$ 1,710,964	R$ 470,261
Non-current assets	1,562,932	971,879
Current liabilities	(686,498)	(1,563,459)
Non-current liabilities	(4,605,212)	(6,331,069)
Total, net	R$ (2,017,814)	R$ (6,452,388)